Condensed Consolidated Statements Of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Condensed Consolidated Statements Of Operations [Abstract]
Revenue	$ 3,489	$ 3,927	$ 6,313	$ 6,764
Cost of goods sold	2,702	3,014	4,959	5,235
Gross profit	787	913	1,354	1,529
Operating expenses:
Selling and marketing	638	661	1,253	1,215
General and administrative	550	534	1,208	1,073
Operating expenses	1,188	1,195	2,461	2,288
Loss from operations	(401)	(282)	(1,107)	(759)
Interest expense	(173)	(77)	(262)	(98)
Other income (expense), net	7	6	9	40
Loss before income taxes	(567)	(353)	(1,360)	(817)
Income tax expense, net	(9)	(10)	(12)	(15)
Net loss	$ (576)	$ (363)	$ (1,372)	$ (832)
Net loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)
Weighted average basic and diluted common shares outstanding	42,394,860	41,464,373	41,996,071	41,464,373